Offerings	Jan. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,355,097
Proposed Maximum Offering Price per Unit	2.16
Maximum Aggregate Offering Price	$ 2,927,009.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 404.22
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of AEye, Inc. (the “Registrant”) that may become issuable under the terms of the AEye, Inc. 2021 Equity Incentive Plan (the “2021 EIP”), the AEye, Inc. 2022 Employee Stock Purchase Plan (the “2022 ESPP”) or the AEye, Inc. 2025 Employment Inducement Incentive Award Plan (the “2025 EIIA”), as applicable, by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on January 6, 2026, which date is within five business days prior to the filing of this registration statement.

Represents the additional shares of the Common Stock reserved for issuance under the 2021 EIP resulting from the increase determined by the Board pursuant to 2021 EIP Evergreen Provision. The increase was effective as of January 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	451,699
Proposed Maximum Offering Price per Unit	2.16
Maximum Aggregate Offering Price	$ 975,669.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 134.74
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of AEye, Inc. (the “Registrant”) that may become issuable under the terms of the AEye, Inc. 2021 Equity Incentive Plan (the “2021 EIP”), the AEye, Inc. 2022 Employee Stock Purchase Plan (the “2022 ESPP”) or the AEye, Inc. 2025 Employment Inducement Incentive Award Plan (the “2025 EIIA”), as applicable, by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on January 6, 2026, which date is within five business days prior to the filing of this registration statement.

Represents the additional shares of the Common Stock reserved for issuance under the 2022 ESPP resulting from the increase determined by the Board pursuant to 2022 ESPP Evergreen Provision. The increase was effective as of January 1, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	2.16
Maximum Aggregate Offering Price	$ 6,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 894.89
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of AEye, Inc. (the “Registrant”) that may become issuable under the terms of the AEye, Inc. 2021 Equity Incentive Plan (the “2021 EIP”), the AEye, Inc. 2022 Employee Stock Purchase Plan (the “2022 ESPP”) or the AEye, Inc. 2025 Employment Inducement Incentive Award Plan (the “2025 EIIA”), as applicable, by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on January 6, 2026, which date is within five business days prior to the filing of this registration statement.

Represents shares of Common Stock of the Registrant reserved for issuance under the 2025 EIIA as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).